UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2013

MFS® GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

1/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.2%
Aerospace - 3.9%
Honeywell International, Inc.	323,118	$22,049,572
United Technologies Corp.	213,348	18,682,884

		$40,732,456
Alcoholic Beverages - 7.2%
Carlsberg Group	81,427	$8,713,683
Diageo PLC	846,490	25,199,347
Heineken N.V.	388,016	27,285,464
Pernod Ricard S.A.	105,246	13,175,658

		$74,374,152
Apparel Manufacturers - 4.0%
Burberry Group PLC	255,763	$5,504,536
Compagnie Financiere Richemont S.A.	152,269	12,523,855
LVMH Moet Hennessy Louis Vuitton S.A.	103,222	19,460,498
NIKE, Inc., “B”	80,630	4,358,052

		$41,846,941
Automotive - 1.0%
Delphi Automotive PLC (a)	212,526	$8,216,255
Harley-Davidson, Inc.	37,020	1,940,588

		$10,156,843
Broadcasting - 5.8%
Omnicom Group, Inc.	238,753	$12,959,513
Viacom, Inc., “B”	79,822	4,817,258
Walt Disney Co.	516,875	27,849,225
WPP Group PLC	910,723	14,321,292

		$59,947,288
Brokerage & Asset Managers - 0.6%
Deutsche Boerse AG	96,075	$6,320,985

Business Services - 4.2%
Accenture PLC, “A”	283,986	$20,415,754
Adecco S.A.	115,014	6,609,782
Brenntag AG	33,435	4,764,525
Compass Group PLC	995,291	12,059,981

		$43,850,042
Chemicals - 1.7%
3M Co.	176,016	$17,698,409

Computer Software - 3.2%
Autodesk, Inc. (a)	111,336	$4,328,744
Check Point Software Technologies Ltd. (a)	77,710	3,885,500
Dassault Systemes S.A.	30,211	3,358,758
Oracle Corp.	597,473	21,216,266

		$32,789,268
Computer Software - Systems - 0.8%
Canon, Inc.	219,000	$8,058,779

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 0.1%
Sherwin-Williams Co.	8,218	$1,332,467

Consumer Products - 6.8%
Beiersdorf AG	32,515	$2,854,224
Colgate-Palmolive Co.	131,314	14,099,184
International Flavors & Fragrances, Inc.	140,275	9,879,568
Procter & Gamble Co.	52,275	3,928,989
Reckitt Benckiser Group PLC	388,534	25,893,351
Svenska Cellulosa Aktiebolaget	555,946	13,483,626

		$70,138,942
Electrical Equipment - 3.9%
Amphenol Corp., “A”	142,448	$9,625,211
Legrand S.A.	288,647	13,100,090
Rockwell Automation, Inc.	28,201	2,515,247
Schneider Electric S.A.	198,272	15,102,890

		$40,343,438
Electronics - 2.7%
Altera Corp.	166,870	$5,576,795
Hoya Corp.	389,300	7,513,965
Microchip Technology, Inc.	188,295	6,298,468
Samsung Electronics Co. Ltd.	6,800	9,042,312

		$28,431,540
Energy - Independent - 0.6%
INPEX Corp.	1,116	$6,468,150

Food & Beverages - 5.8%
Dr Pepper Snapple Group, Inc.	154,279	$6,953,355
Groupe Danone	264,291	18,315,924
J.M. Smucker Co.	46,375	4,110,216
Nestle S.A.	438,501	30,789,752

		$60,169,247
Food & Drug Stores - 1.4%
Lawson, Inc.	39,800	$2,885,603
Walgreen Co.	286,934	11,465,883

		$14,351,486
Gaming & Lodging - 0.6%
William Hill PLC	1,002,910	$6,109,553

General Merchandise - 0.9%
Target Corp.	154,166	$9,313,168

Insurance - 0.8%
Swiss Re Ltd.	105,858	$7,880,753

Major Banks - 6.0%
Bank of New York Mellon Corp.	581,558	$15,795,115
Goldman Sachs Group, Inc.	78,573	11,617,804
Standard Chartered PLC	578,108	15,380,650
State Street Corp.	354,375	19,720,969

		$62,514,538

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 7.2%
DENTSPLY International, Inc.	187,916	$7,847,372
Medtronic, Inc.	257,399	11,994,794
Sonova Holding AG	51,401	5,947,503
St. Jude Medical, Inc.	391,155	15,920,009
Thermo Fisher Scientific, Inc.	295,894	21,345,793
Waters Corp. (a)	119,678	10,958,915

		$74,014,386
Network & Telecom - 0.7%
Cisco Systems, Inc.	362,646	$7,459,628

Oil Services - 3.0%
National Oilwell Varco, Inc.	140,956	$10,450,478
Saipem S.p.A.	212,103	6,019,063
Schlumberger Ltd.	180,729	14,105,899

		$30,575,440
Other Banks & Diversified Financials - 8.3%
Aeon Credit Service Co. Ltd.	170,200	$3,525,166
American Express Co.	165,705	9,745,111
Banco Santander Brasil S.A., ADR	142,159	1,054,820
Credicorp Ltd.	23,565	3,693,342
Erste Group Bank AG (a)	178,161	5,995,665
ICICI Bank Ltd.	282,410	6,324,359
Itau Unibanco Holding S.A., ADR	437,060	7,530,544
Julius Baer Group Ltd.	209,154	8,561,053
Komercni Banka A.S.	24,115	4,871,459
Sberbank of Russia, ADR	259,983	3,834,749
UBS AG	573,718	9,948,102
Visa, Inc., “A”	133,879	21,140,833

		$86,225,203
Pharmaceuticals - 4.7%
Bayer AG	209,342	$20,658,895
Johnson & Johnson	93,171	6,887,200
Merck KGaA	96,578	13,434,638
Roche Holding AG	34,457	7,625,559
Zoetis, Inc. (a)	19,280	501,280

		$49,107,572
Railroad & Shipping - 1.9%
Canadian National Railway Co.	183,552	$17,558,584
Kuehne & Nagel International AG	18,665	2,192,504

		$19,751,088
Restaurants - 1.0%
McDonald’s Corp.	103,940	$9,904,443

Specialty Chemicals - 6.5%
Akzo Nobel N.V.	233,091	$15,947,979
L’Air Liquide S.A.	46,687	5,967,686
Linde AG	168,967	30,834,504
Praxair, Inc.	104,870	11,574,502
Shin-Etsu Chemical Co. Ltd.	40,400	2,469,638

		$66,794,309

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - 1.0%
Hennes & Mauritz AB, “B”	99,387	$3,661,055
Sally Beauty Holdings, Inc. (a)	243,771	6,469,682

		$10,130,737
Trucking - 1.6%
United Parcel Service, Inc., “B”	208,745	$16,551,391

Utilities - Electric Power - 0.3%
Red Electrica de Espana	56,519	$3,147,169
Total Common Stocks		$1,016,489,811

Money Market Funds - 1.8%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	18,457,152	$18,457,152
Total Investments		$1,034,946,963

Other Assets, Less Liabilities - 0.0%		429,600
Net Assets - 100.0%		$1,035,376,563

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

1/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$479,121,007	$501,280	$—	$479,622,287
United Kingdom	104,468,710	—	—	104,468,710
Switzerland	92,078,864	—	—	92,078,864
France	88,481,504	—	—	88,481,504
Germany	78,867,771	—	—	78,867,771
Netherlands	43,233,443	—	—	43,233,443
Japan	30,921,300	—	—	30,921,300
Canada	17,558,584	—	—	17,558,584
Sweden	17,144,681	—	—	17,144,681
Other Countries	64,112,667	—	—	64,112,667
Mutual Funds	18,457,152	—	—	18,457,152
Total Investments	$1,034,445,683	$501,280	$—	$1,034,946,963

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$775,077,234
Gross unrealized appreciation	272,897,013
Gross unrealized depreciation	(13,027,284)
Net unrealized appreciation (depreciation)	$259,869,729

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,292,919	81,157,667	(67,993,434)	18,457,152

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,187	$18,457,152

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2013, are as follows:

United States	48.1%
United Kingdom	10.1%
Switzerland	8.9%
France	8.5%
Germany	7.6%
Netherlands	4.2%
Japan	3.0%
Canada	1.7%
Sweden	1.7%
Other Countries	6.2%

6

QUARTERLY REPORT

January 31, 2013

MFS® GLOBAL TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS

1/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 60.8%
Aerospace - 3.2%
Cobham PLC	811,554	$2,724,843
Honeywell International, Inc.	99,480	6,788,515
Lockheed Martin Corp.	131,960	11,463,365
Northrop Grumman Corp.	36,930	2,401,927
United Technologies Corp.	81,500	7,136,955

		$30,515,605
Alcoholic Beverages - 1.0%
Heineken N.V.	133,152	$9,363,310

Automotive - 0.6%
Johnson Controls, Inc.	96,300	$2,993,967
USS Co. Ltd.	27,000	3,029,362

		$6,023,329
Broadcasting - 2.0%
Fuji Television Network, Inc.	1,429	$2,245,583
Nippon Television Holdings, Inc.	153,400	2,182,442
Omnicom Group, Inc.	76,510	4,152,963
Viacom, Inc., “B”	67,810	4,092,334
Walt Disney Co.	121,370	6,539,416

		$19,212,738
Brokerage & Asset Managers - 1.1%
BlackRock, Inc.	24,347	$5,752,709
Computershare Ltd.	181,349	1,979,989
Daiwa Securities Group, Inc.	486,000	2,822,090

		$10,554,788
Business Services - 3.4%
Accenture PLC, “A”	136,350	$9,802,202
Amadeus Holdings AG	195,568	4,905,893
Bunzl PLC	225,823	4,057,899
Compass Group PLC	589,290	7,140,450
Dun & Bradstreet Corp.	29,770	2,427,446
Nomura Research Institute Ltd.	167,000	3,825,961

		$32,159,851
Cable TV - 0.4%
Comcast Corp., “Special A”	108,390	$3,981,165

Chemicals - 1.7%
3M Co.	73,930	$7,433,662
Givaudan S.A.	3,168	3,522,901
PPG Industries, Inc. (l)	39,690	5,472,060

		$16,428,623
Computer Software - 0.6%
Oracle Corp.	169,230	$6,009,357

Computer Software - Systems - 1.5%
Canon, Inc.	136,200	$5,011,898
International Business Machines Corp.	44,490	9,034,584

		$14,046,482

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 0.7%
Geberit AG	11,737	$2,744,502
Stanley Black & Decker, Inc.	56,340	4,328,602

		$7,073,104
Consumer Products - 3.0%
Henkel KGaA, IPS	93,733	$8,276,411
Kao Corp.	244,500	7,015,889
Kose Corp.	67,600	1,425,259
Procter & Gamble Co.	78,260	5,882,022
Reckitt Benckiser Group PLC	89,829	5,986,539

		$28,586,120
Electrical Equipment - 1.6%
Danaher Corp.	64,300	$3,853,499
Legrand S.A.	109,126	4,952,625
Pentair Ltd.	12,825	649,971
Spectris PLC	66,335	2,329,290
Tyco International Ltd.	117,590	3,554,746

		$15,340,131
Electronics - 1.4%
Halma PLC	284,865	$2,080,068
Hirose Electric Co. Ltd.	21,600	2,567,576
Intel Corp.	76,620	1,612,085
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	375,824	6,667,118

		$12,926,847
Energy - Independent - 0.9%
Cairn Energy PLC	497,958	$2,266,615
Occidental Petroleum Corp.	73,790	6,513,443

		$8,780,058
Energy - Integrated - 3.1%
BP PLC	1,022,390	$7,568,400
Chevron Corp.	57,820	6,657,973
Exxon Mobil Corp.	75,770	6,817,027
Royal Dutch Shell PLC, “A”	224,674	7,985,422

		$29,028,822
Food & Beverages - 2.8%
General Mills, Inc.	127,250	$5,336,865
Groupe Danone	176,592	12,238,198
Nestle S.A.	121,935	8,561,778

		$26,136,841
Food & Drug Stores - 1.0%
CVS Caremark Corp.	108,650	$5,562,880
Lawson, Inc.	52,300	3,791,886

		$9,354,766
General Merchandise - 0.5%
Target Corp.	84,960	$5,132,434

Insurance - 3.6%
Aon PLC	61,950	$3,576,993
Hiscox Ltd.	311,385	2,340,880

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
ING Groep N.V. (a)	396,334	$4,008,622
Jardine Lloyd Thompson Group PLC	109,101	1,358,318
MetLife, Inc.	154,670	5,775,378
Prudential Financial, Inc.	55,660	3,221,601
Swiss Re Ltd.	68,166	5,074,717
Travelers Cos., Inc.	63,460	4,979,072
Zurich Insurance Group AG	13,233	3,806,823

		$34,142,404
Leisure & Toys - 0.4%
Hasbro, Inc. (l)	95,700	$3,576,309

Machinery & Tools - 0.4%
GLORY Ltd.	72,900	$1,703,617
Neopost S.A.	42,818	2,441,808

		$4,145,425
Major Banks - 4.7%
Bank of New York Mellon Corp.	220,528	$5,989,540
Goldman Sachs Group, Inc.	32,760	4,843,894
HSBC Holdings PLC	703,612	7,997,860
JPMorgan Chase & Co.	206,540	9,717,707
State Street Corp.	96,010	5,342,957
Sumitomo Mitsui Financial Group, Inc.	54,400	2,183,258
Toronto-Dominion Bank	22,248	1,857,866
Wells Fargo & Co.	195,640	6,814,141

		$44,747,223
Medical & Health Technology & Services - 0.5%
Kobayashi Pharmaceutical Co. Ltd.	52,700	$2,570,310
Quest Diagnostics, Inc.	35,890	2,079,826

		$4,650,136
Medical Equipment - 1.3%
Abbott Laboratories	122,510	$4,150,639
Medtronic, Inc.	106,490	4,962,434
St. Jude Medical, Inc.	75,330	3,065,931

		$12,179,004
Network & Telecom - 1.1%
Ericsson, Inc., “B”	581,012	$6,762,489
Nokia Oyj (l)	891,570	3,488,873

		$10,251,362
Other Banks & Diversified Financials - 0.8%
DNB A.S.A.	268,464	$3,754,535
Hachijuni Bank Ltd.	177,000	886,500
North Pacific Ltd. (a)	255,400	815,537
Western Union Co.	142,700	2,030,621

		$7,487,193
Pharmaceuticals - 6.7%
AbbVie, Inc.	81,980	$3,007,846
Bayer AG	89,416	8,824,009
GlaxoSmithKline PLC	520,614	11,935,404

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - continued
Johnson & Johnson	170,340	$12,591,533
Pfizer, Inc.	486,280	13,265,718
Roche Holding AG	51,892	11,484,038
Santen Pharmaceutical Co. Ltd.	54,600	2,248,007
Zoetis, Inc. (a)	1,090	28,340

		$63,384,895
Printing & Publishing - 0.3%
Pearson PLC	172,930	$3,274,748

Railroad & Shipping - 0.2%
Canadian National Railway Co.	17,550	$1,678,833

Real Estate - 0.9%
Deutsche Wohnen AG	275,577	$5,305,850
GSW Immobilien AG	75,169	3,207,886

		$8,513,736
Restaurants - 0.4%
McDonald’s Corp.	40,370	$3,846,857

Specialty Stores - 0.2%
Esprit Holdings Ltd.	1,295,550	$1,800,814

Telecommunications - Wireless - 2.7%
KDDI Corp.	179,200	$13,325,606
NTT DoCoMo, Inc.	1,955	2,969,539
Vodafone Group PLC	3,272,883	8,933,354

		$25,228,499
Telephone Services - 1.9%
AT&T, Inc.	200,100	$6,961,479
China Unicom (Hong Kong) Ltd.	1,034,000	1,661,248
Deutsche Telekom AG	290,370	3,569,670
TDC A.S.	315,401	2,413,710
Telecom Italia S.p.A.	4,217,842	3,608,001

		$18,214,108
Tobacco - 3.3%
British American Tobacco PLC	155,060	$8,073,723
Japan Tobacco, Inc.	238,500	7,425,332
Lorillard, Inc.	92,220	3,603,035
Philip Morris International, Inc.	140,260	12,365,322

		$31,467,412
Trucking - 0.9%
United Parcel Service, Inc., “B”	29,960	$2,375,528
Yamato Holdings Co. Ltd.	365,500	6,143,294

		$8,518,822
Total Common Stocks		$577,762,151

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - 36.1%
Asset-Backed & Securitized - 1.4%
Bayview Commercial Asset Trust, FRN, 1.72%, 2023 (z)	CA	D560,000	$540,177
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049		$1,489,951	1,692,847
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 2049		995,797	1,030,788
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046		995,797	1,130,831
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		393,420	395,387
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.812%, 2049		1,058,797	1,134,289
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.93%, 2051		1,813,786	1,920,941
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.812%, 2049		1,040,000	1,199,205
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.85%, 2050		214,544	226,963
Merrill Lynch Mortgage Trust, FRN, 5.85%, 2050		1,040,000	1,204,485
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 5.924%, 2051		1,791,797	1,864,798
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.924%, 2051		510,000	590,117

			$12,930,828
Automotive - 0.7%
Daimler Finance North America LLC, 1.3%, 2015 (n)		$1,610,000	$1,618,269
Daimler Finance North America LLC, 1.875%, 2018 (z)		492,000	490,684
Hyundai Capital America, 2.125%, 2017 (n)		129,000	129,073
Nissan Motor Acceptance Corp., 1.95%, 2017 (n)		87,000	87,904
Toyota Motor Credit Corp., 0.875%, 2015		1,570,000	1,578,189
Volkswagen International Finance N.V., 1.15%, 2015 (n)		1,810,000	1,816,952
Volkswagen International Finance N.V., 2.375%, 2017 (n)		534,000	548,066

			$6,269,137
Biotechnology - 0.2%
Life Technologies Corp., 6%, 2020		$1,390,000	$1,535,854

Broadcasting - 0.3%
British Sky Broadcasting Group PLC, 3.125%, 2022 (n)		$1,860,000	$1,822,913
NBCUniversal Media LLC, 5.15%, 2020		728,000	847,877

			$2,670,790
Building - 0.0%
Owens Corning, Inc., 6.5%, 2016		$157,000	$175,648

Cable TV - 0.2%
Cox Communications, Inc., 3.25%, 2022 (n)		$495,000	$495,601
DIRECTV Holdings LLC, 5.2%, 2020		667,000	756,893
Time Warner Cable, Inc., 5%, 2020		688,000	786,521

			$2,039,015
Chemicals - 0.1%
Dow Chemical Co., 8.55%, 2019		$580,000	$782,183

Conglomerates - 0.0%
Roper Industries, Inc., 1.85%, 2017		$251,000	$250,290

Consumer Products - 0.1%
Newell Rubbermaid, Inc., 4.7%, 2020		$730,000	$800,940

Electrical Equipment - 0.0%
Ericsson, Inc., 4.125%, 2022		$395,000	$402,615

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - 0.9%
Banco do Brasil (Cayman Branch), 6%, 2020 (n)		$710,000	$818,275
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)		319,000	328,570
BNDES Participacoes S.A., 6.5%, 2019 (n)		192,000	230,400
CEZ A.S., 4.25%, 2022 (n)		216,000	227,172
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)		305,000	334,983
Comision Federal de Electricidad, 5.75%, 2042 (n)		677,000	751,470
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)		271,000	285,236
Empresa Nacional del Petroleo, 6.25%, 2019		265,000	301,501
Gaz Capital S.A., 3.85%, 2020 (z)		1,081,000	1,081,329
Pemex Project Funding Master Trust, 5.75%, 2018		523,000	602,758
Petrobras International Finance Co., 5.375%, 2021		1,049,000	1,149,303
Petroleos Mexicanos, 6%, 2020		408,000	479,400
Petroleos Mexicanos, 5.5%, 2021		232,000	266,220
PTT PLC, 3.375%, 2022 (n)		1,400,000	1,372,610
Rosneft, 3.149%, 2017 (z)		200,000	200,250
Rosneft, 4.199%, 2022 (n)		307,000	307,000

			$8,736,477
Emerging Market Sovereign - 0.6%
Federative Republic of Brazil, 5.625%, 2041		$695,000	$839,908
Government of Poland, 5.75%, 2021	PLN	6,947,000	2,566,920
Republic of Colombia, 6.125%, 2041		$613,000	784,640
Republic of Peru, 7.35%, 2025		700,000	987,000
Republic of Peru, 5.625%, 2050		28,000	32,900
Russian Federation, 4.5%, 2022 (n)		200,000	220,960
Russian Federation, 5.625%, 2042 (n)		200,000	234,500

			$5,666,828
Energy - Independent - 0.1%
Apache Corp., 4.75%, 2043		$267,000	$275,900
EOG Resources, Inc., 2.625%, 2023		269,000	264,060

			$539,960
Financial Institutions - 0.1%
General Electric Capital Corp., 3.1%, 2023		$989,000	$976,896
SLM Corp., 6.25%, 2016		382,000	420,317

			$1,397,213
Food & Beverages - 0.4%
Anheuser-Busch InBev S.A., 5.375%, 2020		$672,000	$805,588
Conagra Foods, Inc., 3.2%, 2023		729,000	729,920
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)		979,000	1,062,849
SABMiller Holdings, Inc., 3.75%, 2022 (n)		229,000	243,215
Tyson Foods, Inc., 6.6%, 2016		900,000	1,034,180

			$3,875,752
Food & Drug Stores - 0.0%
CVS Caremark Corp., 5.75%, 2017		$305,000	$360,703

Forest & Paper Products - 0.1%
Georgia-Pacific Corp., 5.4%, 2020 (n)		$793,000	$934,018
Votorantim Participacoes S.A., 6.75%, 2021 (n)		368,000	436,080

			$1,370,098

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Insurance - 0.3%
American International Group, Inc., 4.875%, 2016		$830,000	$927,039
UnumProvident Corp., 6.85%, 2015 (n)		1,367,000	1,539,127

			$2,466,166
Insurance - Health - 0.1%
UnitedHealth Group, Inc., 2.75%, 2023		$690,000	$681,345

Insurance - Property & Casualty - 0.6%
AXIS Capital Holdings Ltd., 5.75%, 2014		$1,440,000	$1,541,206
Chubb Corp., 6.375% to 2017, FRN to 2067		730,000	793,875
Liberty Mutual Group, Inc., 4.95%, 2022 (n)		345,000	374,669
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)		804,000	832,140
Swiss Re Ltd., 2.875%, 2022 (n)		830,000	823,692
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		1,259,000	1,347,130

			$5,712,712
International Market Quasi-Sovereign - 0.3%
Electricite de France, FRN, 5.25%, 2049 (n)		$810,000	$790,729
Statoil A.S.A., 4.25%, 2041		660,000	682,973
Temasek Financial I Ltd., 2.375%, 2023 (n)		1,450,000	1,389,990

			$2,863,692
International Market Sovereign - 19.5%
Federal Republic of Germany, 3.75%, 2015	EUR	3,694,000	$5,348,506
Federal Republic of Germany, 3.25%, 2021	EUR	1,309,000	2,034,811
Federal Republic of Germany, 6.25%, 2030	EUR	2,281,000	4,860,314
Government of Australia, 5.75%, 2021	AUD	6,084,000	7,461,833
Government of Canada, 4.5%, 2015	CAD	4,141,000	4,465,421
Government of Canada, 4.25%, 2018	CAD	7,554,000	8,608,712
Government of Canada, 3.25%, 2021	CAD	1,318,000	1,458,799
Government of Canada, 5.75%, 2033	CAD	1,350,000	2,041,865
Government of Japan, 1.7%, 2017	JPY	764,500,000	8,902,251
Government of Japan, 1.1%, 2020	JPY	1,431,000,000	16,393,569
Government of Japan, 2.1%, 2024	JPY	1,008,650,000	12,436,789
Government of Japan, 2.2%, 2027	JPY	357,700,000	4,385,880
Government of Japan, 2.4%, 2037	JPY	375,150,000	4,517,820
Kingdom of Belgium, 4.25%, 2021	EUR	1,881,000	2,981,054
Kingdom of Denmark, 3%, 2021	DKK	13,687,000	2,807,615
Kingdom of Spain, 4%, 2015	EUR	4,819,000	6,729,694
Kingdom of Spain, 5.5%, 2017	EUR	2,087,000	3,042,348
Kingdom of Spain, 4.6%, 2019	EUR	2,575,000	3,561,856
Kingdom of Sweden, 5%, 2020	SEK	20,010,000	3,869,279
Kingdom of the Netherlands, 3.75%, 2014	EUR	4,565,000	6,507,035
Kingdom of the Netherlands, 5.5%, 2028	EUR	808,000	1,539,320
Republic of Austria, 4.65%, 2018	EUR	1,720,000	2,739,443
Republic of France, 6%, 2025	EUR	1,848,000	3,445,151
Republic of France, 4.75%, 2035	EUR	2,368,000	4,099,868
Republic of Iceland, 4.875%, 2016 (n)		$2,826,000	3,020,994
Republic of Ireland, 5.5%, 2017	EUR	4,856,000	7,280,201
Republic of Italy, 4.25%, 2015	EUR	4,120,000	5,861,110
Republic of Italy, 5.25%, 2017	EUR	7,852,000	11,674,922
Republic of Italy, 3.75%, 2021	EUR	4,923,000	6,683,727
United Kingdom Treasury, 8%, 2015	GBP	3,792,000	7,300,651
United Kingdom Treasury, 5%, 2018	GBP	3,229,000	6,113,272
United Kingdom Treasury, 8%, 2021	GBP	2,745,000	6,468,926

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
United Kingdom Treasury, 4.25%, 2027	GBP	1,202,000	$2,282,957
United Kingdom Treasury, 4.25%, 2036	GBP	2,317,000	4,320,050

			$185,246,043
Major Banks - 1.6%
ABN AMRO Bank N.V., 4.25%, 2017 (n)		$1,625,000	$1,762,101
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)		1,000,000	1,019,622
Bank of America Corp., 5.65%, 2018		1,920,000	2,217,005
Goldman Sachs Group, Inc., 1.6%, 2015		242,000	243,190
Goldman Sachs Group, Inc., 5.75%, 2022		564,000	657,416
HSBC USA, Inc., 4.875%, 2020		1,000,000	1,111,931
ING Bank N.V., FRN, 1.711%, 2014 (n)		1,260,000	1,275,690
JPMorgan Chase & Co., 4.25%, 2020		1,450,000	1,587,744
Macquarie Group Ltd., 6.25%, 2021 (n)		760,000	833,652
Morgan Stanley, 7.3%, 2019		980,000	1,199,642
Morgan Stanley, 5.5%, 2021		490,000	551,607
PNC Financial Services Group, Inc., FRN, 6.75%, 2049		50,000	57,371
Standard Chartered PLC, 3.95%, 2023 (z)		1,000,000	985,031
Wells Fargo & Co., 2.1%, 2017		1,600,000	1,645,325

			$15,147,327
Medical & Health Technology & Services - 0.2%
Express Scripts Holding Co., 2.65%, 2017		$1,390,000	$1,440,532
Express Scripts Holding Co., 3.9%, 2022		156,000	165,319

			$1,605,851
Metals & Mining - 0.2%
Rio Tinto Finance (USA) PLC, 3.5%, 2022		$1,101,000	$1,145,103
Southern Copper Corp., 6.75%, 2040		290,000	339,252
Vale Overseas Ltd., 4.625%, 2020		316,000	336,627
Vale Overseas Ltd., 4.375%, 2022		508,000	524,687

			$2,345,669
Mortgage-Backed - 3.8%
Fannie Mae, 4.518%, 2013		$28,356	$28,340
Fannie Mae, 4.78%, 2015		329,321	353,156
Fannie Mae, 4.79%, 2015		347,204	372,737
Fannie Mae, 4.856%, 2015		260,544	279,159
Fannie Mae, 5.683%, 2015		253,799	270,934
Fannie Mae, 5.09%, 2016		361,654	399,146
Fannie Mae, 5.605%, 2016		307,723	344,154
Fannie Mae, 5.05%, 2017		316,614	350,318
Fannie Mae, 5.158%, 2017		227,551	241,563
Fannie Mae, 2.578%, 2018		900,000	955,417
Fannie Mae, 3.84%, 2018		392,879	437,465
Fannie Mae, 5.332%, 2018		744,878	812,987
Fannie Mae, 5.27%, 2019		329,735	373,576
Fannie Mae, 5.352%, 2019		329,995	374,896
Fannie Mae, 6.16%, 2019		228,800	259,727
Fannie Mae, 5%, 2020 - 2040		5,512,181	6,060,977
Fannie Mae, 4.5%, 2025 - 2034		2,516,988	2,713,676
Fannie Mae, 5.5%, 2037		142,765	154,941
Fannie Mae, 6%, 2037 - 2038		1,143,167	1,273,210
Fannie Mae, TBA, 3%, 2043		3,430,000	3,542,011
Freddie Mac, 3.882%, 2017		733,000	816,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 2.412%, 2018	$802,000	$841,150
Freddie Mac, 1.883%, 2019	1,250,000	1,270,865
Freddie Mac, 5.085%, 2019	589,000	689,725
Freddie Mac, 3.32%, 2020	562,791	607,246
Freddie Mac, 5.5%, 2037	604,633	660,780
Freddie Mac, 4.5%, 2040	5,289,013	5,647,325
Ginnie Mae, 5%, 2040 - 2041	2,021,274	2,219,283
Ginnie Mae, TBA, 3%, 2043	3,320,000	3,454,875

		$35,806,389
Natural Gas - Pipeline - 0.1%
Energy Transfer Partners LP, 4.65%, 2021	$884,000	$952,505
Energy Transfer Partners LP, 3.6%, 2023	399,000	394,536

		$1,347,041
Oil Services - 0.1%
Transocean, Inc., 6.5%, 2020	$1,100,000	$1,285,783

Other Banks & Diversified Financials - 0.6%
Banco de Credito del Peru, FRN, 6.125% to 2022, FRN to 2027 (n)	$840,000	$930,300
BB&T Corp., 3.95%, 2016	1,290,000	1,404,991
Capital One Financial Corp., 8.8%, 2019	750,000	1,027,355
Citigroup, Inc., 6.125%, 2018	386,000	459,773
Intesa Sanpaolo S.p.A, 3.875%, 2018	460,000	452,126
SunTrust Banks, Inc., 3.5%, 2017	302,000	322,579
Svenska Handelsbanken AB, 2.875%, 2017	383,000	404,144
Swedbank AB, 2.125%, 2017 (n)	204,000	207,565
U.S. Bancorp, 2.95%, 2022	196,000	194,320

		$5,403,153
Pharmaceuticals - 0.2%
AbbVie, Inc., 1.2%, 2015 (n)	$1,670,000	$1,678,587
Teva Pharmaceutical Finance B.V., 2.95%, 2022	602,000	596,129

		$2,274,716
Railroad & Shipping - 0.1%
CSX Corp., 4.1%, 2044	$969,000	$911,528

Real Estate - 0.2%
Simon Property Group, Inc., REIT, 5.65%, 2020	$1,140,000	$1,362,099
WEA Finance LLC/WT Finance Australia, 3.375%, 2022 (n)	309,000	311,277

		$1,673,376
Retailers - 0.1%
Home Depot, Inc., 5.95%, 2041	$678,000	$888,494

Telecommunications - Wireless - 0.1%
American Tower Corp., REIT, 4.7%, 2022	$167,000	$180,012
American Tower Corp., REIT, 3.5%, 2023	162,000	158,183
Crown Castle Towers LLC, 6.113%, 2020 (n)	615,000	744,097

		$1,082,292
Tobacco - 0.0%
Altria Group, Inc., 9.7%, 2018	$277,000	$382,304

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - Services - 0.1%
ERAC USA Finance Co., 2.75%, 2017 (n)	$192,000	$199,334
ERAC USA Finance Co., 7%, 2037 (n)	627,000	793,794

		$993,128
U.S. Government Agencies and Equivalents - 0.4%
Aid-Egypt, 4.45%, 2015	$1,113,000	$1,229,942
Small Business Administration, 5.09%, 2025	99,791	111,655
Small Business Administration, 5.21%, 2026	1,233,511	1,383,005
Small Business Administration, 5.31%, 2027	674,280	775,130

		$3,499,732
U.S. Treasury Obligations - 2.1%
U.S. Treasury Bonds, 6.875%, 2025	$2,289,000	$3,439,937
U.S. Treasury Bonds, 5.25%, 2029	922,000	1,237,497
U.S. Treasury Bonds, 4.5%, 2039	2,711,600	3,450,511
U.S. Treasury Notes, 4.75%, 2017	3,896,000	4,589,063
U.S. Treasury Notes, 3.5%, 2020	6,338,000	7,251,566

		$19,968,574
Utilities - Electric Power - 0.2%
Enel Finance International S.A., 6%, 2039 (n)	$731,000	$715,327
Progress Energy, Inc., 7.05%, 2019	1,160,000	1,460,201

		$2,175,528
Total Bonds		$343,565,174

Money Market Funds - 3.6%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	34,518,995	$34,518,996

Collateral for Securities Loaned - 1.0%
Morgan Stanley Repurchase Agreement, 0.14%, dated 1/31/13, due 2/01/13, total to be received $9,568,831(secured by U.S. Treasury and Federal Agency obligations valued at $9,760,219 in an individually traded account), at Value	$9,568,794	$9,568,794
Total Investments		$965,415,115

Other Assets, Less Liabilities - (1.5)%		(14,031,433)
Net Assets - 100.0%		$951,383,682

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $34,895,933, representing 3.7% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 1.72%, 2023	5/25/06	$506,329	$540,177
Daimler Finance North America LLC, 1.875%, 2018	1/07/13	489,971	490,684
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	382,099	395,387
Gaz Capital S.A., 3.85%, 2020	1/30/13-1/31/13	1,081,879	1,081,329

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Rosneft, 3.149%, 2017	11/29/12	200,000	200,250
Standard Chartered PLC, 3.95%, 2023	1/08/13	998,855	985,031
Total Restricted Securities			$3,692,858
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
ZAR	South African Rand

Derivative Contracts at 1/31/13

Forward Foreign Currency Exchange Contracts at 1/31/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Merrill Lynch International Bank	1,680,492	4/15/13	$1,755,353	$1,743,317	$12,036
SELL	AUD	Westpac Banking Corp.	748,567	4/15/13	779,052	776,552	2,500
SELL	CAD	Barclays Bank PLC	922,167	4/15/13	927,060	923,183	3,877
SELL	CAD	Merrill Lynch International Bank	6,279,128	4/15/13	6,349,017	6,286,043	62,974
BUY	CHF	UBS AG	2,353,000	4/15/13	2,548,951	2,587,572	38,621
BUY	CZK	Barclays Bank PLC	7,375,000	4/15/13	377,790	390,361	12,571
BUY	DKK	Citibank N.A..	3,307,303	4/15/13	589,161	602,306	13,145

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	DKK	Credit Suisse Group	479,000	4/15/13	$86,672	$87,233	$561
BUY	DKK	Goldman Sachs International	5,048,161	4/15/13	911,206	919,341	8,135
BUY	EUR	Citibank N.A..	1,553,000	4/15/13	2,085,073	2,109,455	24,382
BUY	EUR	Credit Suisse Group	243,000	4/15/13	324,151	330,069	5,918
BUY	EUR	Deutsche Bank AG	1,143,543	4/15/13	1,523,557	1,553,286	29,729
BUY	EUR	Goldman Sachs International	615,000	4/15/13	822,854	835,361	12,507
BUY	EUR	JPMorgan Chase Bank	1,001,000	4/15/13	1,330,542	1,359,668	29,126
BUY	EUR	UBS AG	17,360,228	3/18/13-4/15/13	22,728,088	23,577,171	849,083
BUY	GBP	Barclays Bank PLC	101,000	4/15/13	159,213	160,126	913
SELL	GBP	Barclays Bank PLC	2,087,366	4/15/13	3,356,944	3,309,317	47,627
SELL	GBP	Deutsche Bank AG	2,087,366	4/15/13	3,358,635	3,309,317	49,318
SELL	GBP	Goldman Sachs International	650,000	4/15/13	1,038,130	1,030,512	7,618
SELL	JPY	Citibank N.A..	31,980,000	4/15/13	351,999	349,889	2,110
SELL	JPY	Credit Suisse Group	59,037,000	4/15/13	661,087	645,916	15,171
SELL	JPY	Goldman Sachs International	325,673,763	4/15/13	3,680,013	3,563,154	116,859
BUY	MXN	Citibank N.A..	11,514,000	3/08/13	899,100	902,777	3,677
SELL	MYR	Deutsche Bank AG	2,212,864	2/05/13	717,763	712,165	5,598
SELL	MYR	JPMorgan Chase Bank	4,849,864	2/05/13-4/15/13	1,570,904	1,560,883	10,021
BUY	NOK	Deutsche Bank AG	18,707,498	4/15/13	3,373,152	3,414,804	41,652
BUY	NOK	Goldman Sachs International	299,000	4/15/13	54,156	54,578	422
BUY	NZD	Westpac Banking Corp.	3,497,453	4/15/13	2,919,849	2,921,551	1,702
BUY	PLN	Citibank N.A.	2,871,000	2/25/13	911,063	926,910	15,847
BUY	RUB	JPMorgan Chase Bank	27,250,000	2/11/13	893,150	906,982	13,832
BUY	SEK	Credit Suisse Group	231,000	4/15/13	36,104	36,279	175
BUY	SEK	Deutsche Bank AG	9,524,350	4/15/13	1,456,324	1,495,815	39,491
BUY	SEK	JPMorgan Chase Bank	6,636,017	4/15/13	1,031,928	1,042,197	10,269
BUY	THB	HSBC Bank	22,050,000	3/18/13	717,306	736,990	19,684
BUY	THB	JPMorgan Chase Bank	30,655,000	2/28/13-4/17/13	1,010,267	1,023,443	13,176

							$1,520,327

Liability Derivatives
BUY	AUD	Credit Suisse Group	17,000	4/15/13	$17,797	$17,636	$(161)
BUY	CAD	Credit Suisse Group	60,000	4/15/13	60,766	60,066	(700)
SELL	CHF	Credit Suisse Group	653,000	4/15/13	702,558	718,098	(15,540)
SELL	CHF	Goldman Sachs International	522,000	4/15/13	560,804	574,039	(13,235)
BUY	CNY	Deutsche Bank AG	5,608,000	1/15/14	893,776	888,112	(5,664)
SELL	DKK	Citibank N.A..	2,423,233	4/15/13	433,659	441,305	(7,646)
SELL	DKK	Deutsche Bank AG	14,945,037	4/15/13	2,627,954	2,721,700	(93,746)
BUY	EUR	UBS AG	125,000	4/15/13	169,908	169,789	(119)
SELL	EUR	Deutsche Bank AG	3,281,936	4/15/13	4,293,307	4,457,886	(164,579)
SELL	EUR	Goldman Sachs International	2,569,641	4/15/13	3,417,978	3,490,369	(72,391)
SELL	EUR	JPMorgan Chase Bank	3,281,936	4/15/13	4,292,959	4,457,886	(164,927)
BUY	GBP	Barclays Bank PLC	793,486	4/15/13	1,258,843	1,257,995	(848)
BUY	GBP	Credit Suisse Group	13,000	4/15/13	20,852	20,610	(242)
SELL	GBP	JPMorgan Chase Bank	570,000	4/15/13	898,925	903,680	(4,755)
BUY	JPY	Barclays Bank PLC	321,000	4/15/13	3,628	3,512	(116)
BUY	JPY	Credit Suisse Group	804,210,706	4/15/13	9,176,926	8,798,763	(378,163)
BUY	JPY	Goldman Sachs International	33,101,000	4/15/13	373,371	362,154	(11,217)
BUY	JPY	Merrill Lynch International Bank	804,210,707	4/15/13	9,167,511	8,798,763	(368,748)
BUY	KRW	JPMorgan Chase Bank	3,905,414,000	2/07/13	3,602,824	3,585,709	(17,115)
BUY	MXN	UBS AG	14,754,742	2/14/13	1,164,679	1,159,275	(5,404)
BUY	MYR	Deutsche Bank AG	4,425,727	2/05/13-3/04/13	1,430,979	1,423,055	(7,924)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	MYR	JPMorgan Chase Bank	4,849,864	2/05/13	$1,582,079	$1,560,829	$(21,250)
SELL	NOK	Deutsche Bank AG	16,014,973	4/15/13	2,851,089	2,923,320	(72,231)
SELL	NZD	Westpac Banking Corp.	2,874,672	4/15/13	2,385,661	2,401,319	(15,658)
SELL	PLN	Citibank N.A.	8,005,623	2/25/13-4/15/13	2,553,244	2,577,644	(24,400)
SELL	SEK	Deutsche Bank AG	26,447,423	4/15/13	4,052,686	4,153,611	(100,925)
BUY	SGD	Credit Suisse Group	652,000	4/15/13	530,158	526,780	(3,378)
BUY	ZAR	Barclays Bank PLC	8,140,933	4/15/13	936,634	901,545	(35,089)

							$(1,606,171)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of January 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$279,528,534	$28,340	$—	$279,556,874
United Kingdom	86,053,814	—	—	86,053,814
Japan	74,188,945	—	—	74,188,945
Switzerland	35,194,759	—	—	35,194,759
Germany	29,183,827	—	—	29,183,827
France	19,632,631	—	—	19,632,631
Netherlands	13,371,932	—	—	13,371,932
Sweden	6,762,489	—	—	6,762,489
Taiwan	6,667,118	—	—	6,667,118
Other Countries	27,149,762	—	—	27,149,762
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	23,468,306	—	23,468,306
Non-U.S. Sovereign Debt	—	202,513,040	—	202,513,040
U.S. Corporate Bonds	—	44,591,899	—	44,591,899
Residential Mortgage-Backed Securities	—	35,806,389	—	35,806,389
Commercial Mortgage-Backed Securities	—	12,535,441	—	12,535,441
Asset-Backed Securities (including CDOs)	—	395,387	—	395,387
Foreign Bonds	—	24,254,712	—	24,254,712
Short-Term Securities	—	9,568,794	—	9,568,794
Mutual Funds	34,518,996	—	—	34,518,996
Total Investments	$612,252,807	$353,162,308	$—	$965,415,115

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(85,844)	$—	$(85,844)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$832,112,814
Gross unrealized appreciation	144,102,298
Gross unrealized depreciation	(10,799,997)
Net unrealized appreciation (depreciation)	$133,302,301

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	35,628,764	51,014,729	(52,124,497)	34,518,996

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$14,534	$34,518,996

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2013, are as follows:

United States	44.5%
Japan	12.9%
United Kingdom	12.2%
Germany	4.8%
Switzerland	3.8%
Italy	3.1%
France	3.0%
Netherlands	2.6%
Canada	2.2%
Other Countries	10.9%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

January 31, 2013

MFS® UTILITIES FUND

PORTFOLIO OF INVESTMENTS

1/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 90.0%
Broadcasting - 0.1%
News Corp., “A”	95,610	$2,652,221

Cable TV - 12.4%
Astro Malaysia Holdings Bhd.	25,342,200	$22,756,594
Charter Communications, Inc., “A” (a)	197,110	15,368,667
Comcast Corp., “Special A”	4,838,640	177,723,247
Kabel Deutschland Holding AG	432,054	35,034,315
Liberty Global, Inc., “A” (a)	453,490	30,968,832
Time Warner Cable, Inc.	1,075,359	96,072,573
Virgin Media, Inc.	4,106,679	161,762,086
Ziggo N.V.	2,006,610	64,013,890

		$603,700,204
Energy - Independent - 4.1%
Cabot Oil & Gas Corp.	450,750	$23,790,585
Energen Corp.	480,940	23,152,452
EQT Corp.	1,146,760	68,129,012
Noble Energy, Inc.	266,490	28,724,957
QEP Resources, Inc.	1,435,943	42,144,927
WPX Energy, Inc. (a)	1,031,028	15,496,351

		$201,438,284
Natural Gas - Distribution - 6.3%
AGL Energy Ltd.	622,550	$9,997,605
Atmos Energy Corp.	136,479	5,098,855
China Resources Gas Group Ltd.	4,900,000	10,867,267
Gas Natural SDG S.A.	388,910	7,765,152
GDF SUEZ	1,748,064	35,863,906
NiSource, Inc.	2,310,775	62,460,248
ONEOK, Inc.	1,080,710	50,804,177
Sempra Energy	770,000	57,788,500
Spectra Energy Corp.	2,380,540	66,131,401

		$306,777,111
Natural Gas - Pipeline - 9.2%
APA Group	939,593	$5,653,490
Cheniere Energy, Inc. (a)	343,430	7,291,019
Enagas S.A.	2,920,438	69,116,411
Enbridge, Inc.	509,990	22,421,357
Energy Transfer Equity LP	49,100	2,482,496
Kinder Morgan, Inc.	4,249,006	159,167,765
ONEOK Partners LP	24,830	1,479,868
TransCanada Corp.	244,350	11,565,835
Williams Cos., Inc.	3,083,940	108,092,097
Williams Partners LP	1,194,210	60,594,215

		$447,864,553
Telecommunications - Wireless - 5.6%
American Tower Corp., REIT	512,570	$39,032,206
Cellcom Israel Ltd.	1,616,192	12,654,783
Mobile TeleSystems OJSC, ADR	2,683,625	52,760,068
SBA Communications Corp. (a)	467,360	32,556,298

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - continued
Telefonica Deutschland Holding AG (a)	1,554,780	$13,342,027
TIM Participacoes S.A., ADR	2,750,658	60,514,476
Turkcell Iletisim Hizmetleri AS (a)	4,228,290	26,325,388
Vodafone Group PLC	12,543,973	34,238,849

		$271,424,095
Telephone Services - 8.9%
Bezeq - The Israel Telecommunication Corp. Ltd.	33,050,710	$38,789,361
British Telecom Group, PLC	3,619,520	14,271,029
CenturyLink, Inc.	757,797	30,652,889
Empresa Nacional de Telecomunicaciones S.A.	781,829	17,003,495
Frontier Communications Corp. (l)	5,328,500	24,351,245
Portugal Telecom, SGPS, S.A.	2,579,515	15,060,601
PT XL Axiata Tbk	35,488,000	18,217,659
TDC A.S.	7,592,973	58,107,725
Telecom Italia S.p.A.	69,302,451	59,282,286
Telefonica Brasil S.A., ADR	1,414,285	35,611,696
Verizon Communications, Inc.	1,559,510	68,010,231
Windstream Corp. (l)	5,741,889	55,925,999

		$435,284,216
Utilities - Electric Power - 42.2%
AES Corp.	8,380,840	$90,848,306
AES Gener S.A.	2,460,220	1,691,303
Alliant Energy Corp.	53,280	2,442,355
Ameren Corp.	75,170	2,438,515
American Electric Power Co., Inc.	1,589,140	71,972,151
Calpine Corp. (a)	5,619,715	110,876,977
CenterPoint Energy, Inc.	2,400,242	49,060,946
CEZ A.S.	923,871	29,920,553
Cheung Kong Infrastructure Holdings Ltd.	3,936,000	24,969,853
China Longyuan Electric Power Group Corp.	18,737,000	15,703,961
Cleco Corp.	56,280	2,405,970
CLP Holdings Ltd.	2,933,000	24,941,505
CMS Energy Corp.	6,242,560	160,433,792
Companhia Energetica de Minas Gerais, IPS	4,770,900	51,749,537
Companhia Paranaense de Energia, ADR	926,714	14,975,698
Companhia Paranaense de Energia, IPS	1,650,100	27,013,463
Dominion Resources, Inc.	185,040	10,012,514
DTE Energy Co.	188,410	11,928,237
Duke Energy Corp.	1,164,050	80,016,797
Edison International	2,874,910	138,541,913
EDP Renovaveis S.A. (a)	14,448,890	82,398,551
Energias de Portugal S.A.	40,959,233	132,084,309
Energias do Brasil S.A.	7,041,300	43,103,145
FirstEnergy Corp.	1,193,920	48,341,821
Great Plains Energy, Inc.	1,258,634	26,934,768
Iberdrola S.A.	6,527,039	35,201,506
ITC Holdings Corp.	530,270	42,951,870
Light S.A.	2,303,950	23,694,929
National Grid PLC	1,615,823	17,721,038
NextEra Energy, Inc.	936,580	67,480,589
Northeast Utilities	1,145,000	46,635,850
NRG Energy, Inc.	4,417,458	106,018,992
NV Energy, Inc.	1,229,313	23,270,895

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
OGE Energy Corp.	1,407,567	$82,638,259
PG&E Corp.	826,230	35,230,447
Portland General Electric Co.	419,670	12,052,922
PPL Corp.	2,501,240	75,762,560
Public Service Enterprise Group, Inc.	2,921,952	91,106,463
Red Electrica de Espana	1,068,486	59,496,909
SSE PLC	1,507,525	33,927,362
Tractebel Energia S.A.	683,100	12,139,960
Transmissora Alianca de Energia Eletrica S.A., IEU	887,480	10,473,187
Wholesale Generation Co.	71,859,819	6,574,958
Xcel Energy, Inc.	599,110	16,643,276

		$2,053,828,912
Utilities - Water - 1.2%
Aguas Andinas S.A., “A”	21,874,916	$16,198,020
Companhia de Saneamento Basico do Estado de Sao Paulo	213,500	9,617,066
Companhia de Saneamento de Minas Gerais	892,600	21,721,644
Suez Environnement	921,270	12,197,530

		$59,734,260
Total Common Stocks		$4,382,703,856

Bonds - 0.7%
Asset-Backed & Securitized - 0.0%
Falcon Franchise Loan LLC, FRN, 6.022%, 2023 (i)(z)	$679,625	$76,458

Energy - Independent - 0.6%
EP Energy LLC, 9.375%, 2020	$24,735,000	$27,703,200

Utilities - Electric Power - 0.1%
Viridian Group FundCo II, Ltd., 11.125%, 2017 (z)	$6,970,000	$7,318,500
Total Bonds		$35,098,158

Convertible Preferred Stocks - 3.9%
Utilities - Electric Power - 3.9%
NextEra Energy, Inc., 5.889%	645,370	$33,159,111
NextEra Energy, Inc., 7%	834,480	45,837,986
PPL Corp., 8.75%	1,018,330	55,692,468
PPL Corp., 9.5%	1,037,260	56,074,276
Total Convertible Preferred Stocks		$190,763,841

Convertible Bonds - 1.4%
Cable TV - 0.7%
Virgin Media, Inc., 6.5%, 2016	$15,713,000	$34,254,340

Telecommunications - Wireless - 0.7%
SBA Communications Corp., 4%, 2014	$14,875,000	$34,454,219
Total Convertible Bonds		$68,708,559

Money Market Funds - 3.9%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	188,251,342	$188,251,342

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Collateral for Securities Loaned - 1.1%
Morgan Stanley Repurchase Agreement, 0.14%, dated 1/31/13, due 2/01/13, total to be received 55,068,112, (secured by U.S. Treasury and Federal Agency obligations valued at $ 55,169,542 in an individually traded account), at Value	$55,067,898	$55,067,898
Total Investments		$4,920,593,654

Other Assets, Less Liabilities - (1.0)%		(49,808,386)
Net Assets - 100.0%		$4,870,785,268

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 6.022%, 2023	1/18/02	$23,058	$76,458
Viridian Group FundCo II, Ltd., 11.125%, 2017	3/01/12	6,773,265	7,318,500
Total Restricted Securities			$7,394,958
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

Derivative Contracts at 1/31/13

Forward Foreign Currency Exchange Contracts at 1/31/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Credit Suisse Group	215,118	4/15/13	$282,321	$292,197	$9,876
BUY	EUR	Credit Suisse Group	3,353,933	4/15/13	4,469,451	4,555,681	86,230
BUY	EUR	Deutsche Bank AG	9,148,155	4/15/13	12,307,508	12,426,030	118,522
BUY	EUR	UBS AG	4,876,936	4/12/13-4/15/13	6,478,656	6,624,382	145,726
SELL	GBP	Barclays Bank PLC	56,349,255	4/15/13	90,621,998	89,336,295	1,285,703
SELL	GBP	Deutsche Bank AG	56,349,255	4/15/13	90,667,641	89,336,295	1,331,346

							$2,977,403

4

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Barclays Bank PLC	1,672,950	4/15/13	$2,252,225	$2,272,384	$(20,159)
SELL	EUR	Credit Suisse Group	1,194,573	4/15/13	1,591,223	1,622,600	(31,377)
SELL	EUR	Deutsche Bank AG	75,594,255	4/15/13	98,889,608	102,680,432	(3,790,824)
SELL	EUR	JP Morgan Chase Bank N.A.	107,282,255	3/18/13-4/15/13	140,442,815	145,716,220	(5,273,405)
SELL	EUR	Merrill Lynch International Bank	1,958,153	4/15/13	2,559,443	2,659,779	(100,336)
SELL	EUR	UBS AG	120,162,190	3/18/13-4/15/13	157,301,871	163,193,708	(5,891,837)
BUY	GBP	Credit Suisse Group	2,587,009	4/15/13	4,163,399	4,101,452	(61,947)
BUY	GBP	JP Morgan Chase Bank N.A.	7,250,000	3/18/13	11,715,079	11,495,911	(219,168)

							$(15,389,053)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

1/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts.

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Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of January 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,114,716,443	$—	$—	$3,114,716,443
Brazil	310,614,803	—	—	310,614,803
Portugal	229,543,461	—	—	229,543,461
Spain	171,579,978	—	—	171,579,978
United Kingdom	100,158,278	—	—	100,158,278
Netherlands	64,013,890	—	—	64,013,890
Russia	52,760,068	6,574,958	—	59,335,026
Italy	59,282,286	—	—	59,282,286
Denmark	58,107,725	—	—	58,107,725
Other Countries	406,115,807	—	—	406,115,807
U.S. Corporate Bonds	—	96,411,759	—	96,411,759
Commercial Mortgage Backed Securities	—	76,458	—	76,458
Foreign Bonds	—	7,318,500	—	7,318,500
Short-Term Securities	—	55,067,898	—	55,067,898
Mutual Funds	188,251,342	—	—	188,251,342
Total Investments	$4,755,144,081	$165,449,573	$—	$4,920,593,654

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(12,411,650)	$—	$(12,411,650)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,229,506,531
Gross unrealized appreciation	822,327,197
Gross unrealized depreciation	(131,240,074)
Net unrealized appreciation (depreciation)	$691,087,123

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	224,110,619	337,033,690	(372,892,967)	188,251,342

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$40,254	$188,251,342

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Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31 ,2013, are as follows:

United States	69.9%
Brazil	6.4%
Portugal	4.7%
Spain	3.5%
United Kingdom	2.2%
Netherland	1.3%
Russia	1.2%
Italy	1.2%
Denmark	1.2%
Other Countries	8.4%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VI

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: March 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: March 18, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2013

*	Print name and title of each signing officer under his or her signature.